UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-21769

Restoration Opportunities Fund
(Exact name of registrant as specified in charter)

Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)

Registrant's telephone number, including area code:                   (877) 665-1287

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2007	Restoration Opportunities Fund

Principal Amount ($)		Value ($)

Senior Loans (a) - 7.6%

HEALTHCARE - ALTERNATE SITE SERVICES - 2.2%
	LifeCare Holdings
1,984,810	Term Loan, 8.36%, 08/11/12	1,845,873

HOUSING - BUILDING MATERIALS - 5.4%
	Trussway Industries, Inc.
4,587,815	Term Loan, 8.86%, 05/31/09 (b) (i)	4,587,815

TRANSPORTATION - AUTO - 0.0%
	Penda Corp.
344,552	Term Loan, 05/03/10 (c) (i)	12,059

	Total Senior Loans (Cost $7,046,244)	6,445,747

Foreign Denominated Senior Loan (a) - 3.5%

DENMARK - 3.5%
EUR
	Danish Holdco A/S
3,026,243	Mezzanine Facility, 12.85%, 05/01/17 PIK	2,950,587

	Total Foreign Denominated Senior Loan
	(Cost $3,026,243)	2,950,587

Corporate Notes and Bonds - 31.3%

BROADCASTING - 1.1%
	Young Broadcasting, Inc.
1,000,000	10.00%, 03/01/11	927,500

CABLE - US CABLE - 2.4%
	CCH I LLC
2,000,000	11.00%, 10/01/15	2,035,000

CONSUMER NON-DURABLES - 4.2%
	Solo Cup Co.
4,000,000	8.50%, 02/15/14 (d)	3,540,000

ENERGY - EXPLORATION & PRODUCTION - 3.4%
	Energy XXI Gulf Coast, Inc.
3,000,000	10.00%, 06/15/13 (e)	2,850,000

FOOD AND DRUG - 1.2%
	Cinacalcet Royalty Sub LLC
882,583	8.00%, 03/30/17	1,032,622

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 2.4%
	Chiquita Brands International, Inc.
2,400,000	7.50%, 11/01/14	2,064,000

FOOD/TOBACCO - RESTAURANTS - 0.7%
	Uno Restaurant Corp.
750,000	10.00%, 02/15/11 (e)	603,750

GAMING/LEISURE - OTHER LEISURE - 2.0%
	Six Flags, Inc.
2,000,000	4.50%, 05/15/15	1,690,000

HEALTHCARE - ACUTE CARE - 2.6%
	HCA, Inc.
2,000,000	6.30%, 10/01/12	1,802,500

Principal Amount ($)		Value ($)

HEALTHCARE - ACUTE CARE (continued)

	HCA, Inc. (continued)
500,000	7.50%, 11/15/95	381,236

		2,183,736

HEALTHCARE - ALTERNATE SITE SERVICES - 4.8%
	Select Medical Corp.
600,000	7.63%, 02/01/15 (d)	540,000
3,875,000	11.26%, 09/15/15 (d) (f)	3,526,250

		4,066,250

TELECOMMUNICATIONS/CELLULAR - 2.8%
	Grande Communications Holdings, Inc.
1,250,000	14.00%, 04/01/11	1,312,500
	SunCom Wireless Holdings, Inc.
1,000,000	8.50%, 06/01/13	1,051,250

		2,363,750

TRANSPORTATION - AUTO - 2.2%
	Federal-Mogul Corp.
500,000	7.88%, 07/01/10 (c)	410,000
	Motor Coach Industries International, Inc.
2,000,000	11.25%, 05/01/09	1,505,000

		1,915,000

UTILITIES - 1.5%
	Enron Corp.
5,000,000	6.63%, 11/15/07 (c) (g)	1,262,500

	Total Corporate Notes and Bonds (Cost $27,309,588)	26,534,108

Claims - 0.1%

UTILITIES - 0.1%
2,400,000	Mirant Corp.	117,000

	Total Claims (Cost $0)	117,000

Shares

Common Stocks - 54.1%

BROADCASTING - 1.5%
153,279	GrayTelevision, Inc.	1,301,339

ENERGY - EXPLORATION & PRODUCTION - 1.3%
66,814	Key Energy Services, Inc. (h)	1,135,838

HOUSING - BUILDING MATERIALS - 7.5%
4,173	Owens Corning, Inc. (d) (h)	104,534
70,329	Trussway Industries, Inc. (b) (h) (i)	6,259,281

		6,363,815

RETAIL - 0.9%
12,265,769	Home Interiors & Gifts, Inc. (h) (i)	735,946

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2007	Restoration Opportunities Fund

Shares		Value ($)

Common Stocks (continued)

SERVICE - ENVIRONMENTAL SERVICES - 12.5%
449,903	Safety-Kleen Systems, Inc. (h)	10,572,721

TELECOMMUNICATIONS/CELLULAR - 24.9%
817,810	SunCom Wireless Holdings, Inc., Class A (h)	21,099,498

TRANSPORTATION - AUTO - 0.0%
17,381	Penda Corp. (i)	0

UTILITIES - 5.5%
8,011	Exelon Corp.	603,709
98,855	Mirant Corp. (h)	4,021,403
1,450	Portland General Electric Co.	40,314

		4,665,426

	Total Common Stocks (Cost $21,574,345)	45,874,583

Units

Warrants (h) - 0.1%

CABLE - US CABLE - 0.0%
1,250	Grande Communications Holdings, Inc., expires 04/01/11	1

WIRELESS COMMUNICATIONS - 0.1%
220,000	Clearwire Corp., expires 08/15/10	110,000

	Total Warrants (Cost $374,013)	110,001

Total Investments - 96.7% (cost of $59,330,433) (k)		82,032,026

Preferred Shares at Liquidation Value - (0.5)%		(411,000)

Other Assets & Liabilities, Net - 3.8%		3,236,822

Net Assets applicable to Common Shareholders - 100.0%		84,857,848

(a)

Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2007. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturities shown.

(b)	Affiliated issuer and represents an illiquid security.

(c)	The issuer is in default of certain debt covenants. Income is not being accrued.

(d)	Securities (or a portion of securities) on loan as of September 30, 2007.

(e)

Security exempt from registration pursuant to Rule 144A under the 1933 Act. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2007, this security amounted to $3,453,750 or 4.07% of net assets. This security has been determined by the investment adviser to be a liquid security.

(f)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2007.

(g)	This issue is under the protection of a federal bankruptcy court.

(h)	Non-income producing security.

(i)	Represents fair value as determined in good faith under the direction of the Board of Trustees.

(k)	Cost for federal income tax purposes is $59,330,433.

PIK	Payment in Kind

Gross unrealized appreciation	$27,994,230
Gross unrealized depreciation	(5,292,637)

Net unrealized appreciation	$22,701,593

Security Valuation:

In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (such as when events materially affecting the value of securities occur between the time when the market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures approved by the Fund’s Board of Trustees. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Restoration Opportunities Fund

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	November 26, 2007

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer
(principal financial officer)

Date	November 26, 2007

* Print the name and title of each signing officer under his or her signature.